Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trading Equity:
Options purchased, premiums paid	$ 0	$ 3,780
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	0	7,715
Limited Partners, Units (in units)	10,222,252.707	13,483,404.778
General Partner, Units (in units)	121,510.879	150,810.001
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	3,273
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	3,043,048.335	3,983,851.059
General Partner, Units (in units)	35,877.343	48,440.343
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	1,737
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	12,772	0
Limited Partners, Units (in units)	776,379.501	936,792.541
General Partner, Units (in units)	12,152.331	12,152.331
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	6,979,883.723	9,059,136.131
General Partner, Units (in units)	79,748.769	99,481.769
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,140,837.802	7,211,352.161
General Partner, Units (in units)	58,037.274	78,414.692
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
ASSETS
Investments, cost	17,491,367	55,017,097
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
ASSETS
Investments, cost	6,033,345	8,952,411
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
ASSETS
Investments, cost	$ 8,102,894	$ 8,952,411